CURRENT ASSETS AND CURRENT LIABILITIES - Prepaid Expenses and Other (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses and Other
Unrealized gains on foreign exchange forward contracts	CAD 0.7	CAD 1.5
Prepaid insurance premiums	CAD 0.6	CAD 0.5